EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

26.   EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2018, employee benefits expense was $596.7 million (2017 - $526.8 million). In 2018, related party transactions consisted of the Company's acquisition of the CMC Exploration Assets (Note 5) and compensation of key management personnel. In 2017, there were no related party transactions other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2018	2017
Salaries, short-term incentives and other benefits	$14,701	$13,852
Post-employment benefits	1,984	1,928
Share-based payments	20,440	16,331
Total	$37,125	$32,111